Intangible Assets,Net - Summary of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2025	¥ 47,164
2026	45,534
2027	44,903
2028	44,493
2029 and thereafter	377,614
Intangible assets, net	¥ 559,708	¥ 671,396